Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

(a) Organization and principal activities

Luda Technology Group Limited (“Luda Cayman”) is a holding company incorporated under the laws of the Cayman Islands on October 21, 2021, with one share issued to Diamond Horses Group Limited (“DHGL”). At the time of incorporation, Luda Cayman had an authorized share capital of Hong Kong Dollars (“HKD” or “HK$”) 1,000,000,000 (United State Dollars (“USD”, “US$”, “$”) 128,205,128) divided into 1,000,000,000 ordinary shares of a nominal or par value of HK$1 (US$0.1282) each.

The Company and its subsidiaries (collectively referred as the “Company”) are principally engaged in (i) the manufacture and sale of stainless steel and carbon steel flanges and fittings products; and (ii) trading of steel pipes, valves, and other steel tubing products. We are headquartered in Hong Kong with manufacturing base in Taian City, Shandong Province of the People’s Republic of China (the “PRC”).

Details of the Company and its subsidiaries after reorganization are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Luda Technology Group Limited (“Luda Cayman”)	October 21, 2021	Cayman Islands	Parent	Investment holding
Luda Investment Holding Limited (“Luda BVI”)	October 25, 2021	British Virgin Islands	100%	Investment holding
Luda Development Limited (“Luda HK”)	February 20, 2004	Hong Kong	100%	Trading of steel pipes, valves, and other steel tubing products
Luda (Taian) Industrial Company (“Luda PRC”)	April 4, 2005	The PRC	100%	Manufacture and sale of stainless steel and carbon steel flanges and fittings products

Luda BVI was incorporated under the laws of the British Virgin Islands on October 25, 2021, with one share at no par value issued to DHGL which is owned by our Founder and controlling shareholder Mr. Ma Biu. Luda BVI is a holding company with no operations. The following entities are all directly and indirectly 100% owed by DHGL prior to the completion of the Company’s initial public offering on February 27, 2025.

Luda HK was incorporated under the laws of Hong Kong on February 20, 2004, with 5,000,000 shares at HK$1 issued to DHGL. Luda HK was a trading company for steel pipes, valves, and other steel tubing products.

Luda PRC was incorporated on April 4, 2005 as a wholly owned subsidiary of Luda HK under the laws of the PRC. Luda PRC was set up to commence the manufacturing of flanges and fittings with self-owned factory in China.

(b) Reorganization

On August 14, 2023, Luda Cayman entered into a sale and purchase agreement to acquire 100% ownership of Luda BVI from DHGL at consideration of HK$1.00 to be satisfied by the issue and allotment of one share of par value of HK$1.00 each to DHGL. On August 14, 2023, Luda BVI entered into a sale and purchase agreement to acquire 100% ownership of Luda HK from DHGL at the consideration of HK$4,999,998 to be satisfied by the issue and allotment by Luda Cayman of 4,999,998 shares of par value of HK$1.00 each to DHGL.

Upon the completion of the above transactions and prior to the completion of subdivision on December 19, 2023, DHGL held 5,000,000 ordinary shares at par value of HK$1(US$0.1282), representing 100% of the issued and outstanding shares of the Company.

On December 19, 2023, the Company subdivided each issued and unissued share of par value of HK$1.00 each into four shares of par value of HK$0.25 each. Upon completion of the above subdivision, the Company’s authorized share capital became 4,000,000,000 shares with par value of HK$0.25 (US$0.03) each and the Company’s issued share capital became HK$5,000,000 divided into 20,000,000 shares of par value of HK$0.25 each.

Before and after the above reorganization, the Company and its subsidiaries resulting from reorganization has always been under the common control of the same controlling shareholder, DHGL or the Founder. Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current group structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control.

The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.